PROVISIONS AND CONTINGENT LIABILITIES - Narrative (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other provisions [line items]
Expected reimbursements on provisions	$ 0	$ 0
Contingent assets recognized for expected reimbursements of provisions	$ 0	$ 0